Note 17 - Subsequent Events (Details Textual) - Scenario, Forecast [Member]	May 09, 2017 shares
Exchange of Entree Stock to a "New" Share of Entree [Member]
Conversion of Common Stock, Number of Shares Exchanged Per Share of Common Stock	1
Exchange of Entree Stock for a Mason Common Share [Member]
Conversion of Common Stock, Number of Shares Exchanged Per Share of Common Stock	0.45